Basis of Presentation and General Information - Risk Concentration (Table) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Voyage revenues
Concentration of Risk [Line Items]
Concentration of Risk	10.00%
Charterer A
Concentration of Risk [Line Items]
Concentration of Risk	13.00%	6.00%	0.00%
Charterer B
Concentration of Risk [Line Items]
Concentration of Risk	3.00%	4.00%	12.00%
Charterer C
Concentration of Risk [Line Items]
Concentration of Risk	2.00%	3.00%	12.00%